Acquisition - Additional Information (Detail) (USD $)	1 Months Ended
Feb. 26, 2010
Business Acquisition [Line Items]
Intangible assets recognized	0
Goodwill recognized	0
Guangdong R&D
Business Acquisition [Line Items]
Transactions close date	Feb. 28, 2010
Guangdong R&D | Transaction 1
Business Acquisition [Line Items]
Percentage of economic ownership	90.00%
Equity interest acquired, cash consideration	396,000
Guangdong R&D | Transaction 2
Business Acquisition [Line Items]
Percentage of economic ownership	10.00%
Equity interest acquired, cash consideration	44,000